Provisions (Tables)	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Summary of Provisions

	June 30, 2021 £’000	December 31, 2020 £’000
Social security contributions on share options	51	109
Provision for deferred cash consideration	1,597	1,525

Total	1,648	1,634

Current	1,256	418
Non-current	392	1,216